IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2025 Jan. 31	2024 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,241	$–	$1,241	$1,216
Personal	265	–	265	261
Credit card	268	179	447	392
Business and government	352	–	352	226
	$2,126	$179	$2,305	$2,095

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

$ millions, as at or for the three months ended				2025 Jan. 31		2024 Oct. 31		2024 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$14.2	$4.6	$7.0	$8.9	$6.3	$7.5	$7.5	$7.4
Credit spread risk	2.9	1.3	1.3	2.1	1.9	2.2	2.6	2.4
Equity risk	9.2	7.1	8.9	7.9	6.9	5.7	5.2	5.7
Foreign exchange risk	3.6	0.8	1.3	1.6	0.6	1.2	1.2	0.9
Commodity risk	6.0	1.1	5.9	2.8	1.2	2.9	3.0	2.7
Diversification effect (1)	n/m	n/m	(13.3)	(12.4)	(9.4)	(11.0)	(9.1)	(9.8)
Total VaR (one-day measure)	$13.6	$8.4	$11.1	$10.9	$7.5	$8.5	$10.4	$9.3
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2025 Jan. 31			2024 Oct. 31			2024 Jan. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$109	$41	$150	$159	$45	$204	$163	$114	$277
Increase (decrease) in EVE	(1,061)	(454)	(1,515)	(956)	(400)	(1,356)	(787)	(363)	(1,150)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(174)	(44)	(218)	(193)	(49)	(242)	(217)	(111)	(328)
Increase (decrease) in EVE	975	464	1,439	829	408	1,237	708	379	1,087
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2025	Cash and deposits with banks	$47,811	$–	$47,811	$593	$47,218
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	186,503	127,831	314,334	178,768	135,566
	Other debt securities	6,373	13,525	19,898	4,351	15,547
	Equities	67,475	35,615	103,090	69,700	33,390
	Canadian government guaranteed National Housing Act mortgage-backed securities	34,198	2,757	36,955	23,107	13,848
	Other liquid assets (2)	19,352	3,674	23,026	11,149	11,877
		$361,712	$183,402	$545,114	$287,668	$257,446
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
		$341,759	$158,138	$499,897	$234,751	$265,146
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$13,530	$–	$–	$–	$–	$–	$–	$–	$–	$13,530
Interest-bearing deposits with banks	34,281	–	–	–	–	–	–	–	–	34,281
Securities	7,468	8,301	15,558	9,611	14,995	32,005	62,839	49,654	72,610	273,041
Cash collateral on securities borrowed	18,609	–	–	–	–	–	–	–	–	18,609
Securities purchased under resale agreements	49,767	16,203	12,705	3,915	2,247	1,295	7	4	–	86,143
Loans
Residential mortgages	5,657	12,463	17,892	14,262	27,972	90,598	102,630	11,201	–	282,675
Personal	1,011	693	752	948	666	627	4,803	5,352	31,630	46,482
Credit card	424	848	1,272	1,272	1,272	5,086	10,008	–	–	20,182
Business and government (2)	3,718	4,965	16,769	15,048	15,655	54,962	78,595	20,704	12,468	222,884
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,104)	(4,104)
Derivative instruments	3,248	4,619	3,336	2,223	3,913	5,950	8,613	6,670	–	38,572
Other assets	–	–	–	–	–	–	–	–	50,169	50,169
	$137,713	$48,092	$68,284	$47,279	$66,720	$190,523	$267,495	$93,585	$162,773	$1,082,464
October 31, 2024	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
Liabilities
Deposits (3)	$47,327	$53,168	$57,862	$44,816	$45,255	$54,037	$66,119	$22,582	$391,010	$782,176
Obligations related to securities sold short	20,778	–	–	–	–	–	–	–	–	20,778
Cash collateral on securities lent	8,914	–	–	–	–	–	–	–	–	8,914
Obligations related to securities sold under repurchase agreements	93,959	31,970	412	141	500	654	–	–	–	127,636
Derivative instruments	3,698	5,503	3,353	2,605	3,916	8,124	6,300	11,398	5	44,902
Other liabilities (2)	52	47	70	69	69	270	611	842	26,899	28,929
Subordinated indebtedness	–	–	–	–	–	–	34	7,464	–	7,498
Equity	–	–	–	–	–	–	–	–	61,631	61,631
	$174,728	$90,688	$61,697	$47,631	$49,740	$63,085	$73,064	$42,286	$479,545	$1,082,464
October 31, 2024	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain information has been revised to conform to the current period presentation.
(3)
Comprises $258.7 billion (October 31, 2024: $252.9 billion) of personal deposits; $503.4 billion (October 31, 2024: $492.0 billion) of business and government deposits and secured borrowings; and $20.1 billion (October 31, 2024: $20.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,911	$9,772	$6,599	$7,604	$6,399	$23,826	$85,343	$3,223	$250,479	$395,156
Standby and performance letters of credit	5,372	2,537	4,632	3,749	6,084	604	712	208	–	23,898
Backstop liquidity facilities	10	50	327	56	24,642	353	271	–	–	25,709
Documentary and commercial letters of credit	22	116	29	30	10	8	10	–	–	225
Other (2)	697	–	–	–	–	–	–	–	57	754
	$8,012	$12,475	$11,587	$11,439	$37,135	$24,791	$86,336	$3,431	$250,536	$445,742
October 31, 2024	$18,455	$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816	$440,411
(1)	Includes $192.9 billion (October 31, 2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$97	$173	$302	$254	$246	$730	$819	$282	$2,903
Future lease commitments (2)	–	–	–	2	5	28	97	441	573
Investment commitments	3	9	–	2	1	1	45	475	536
Underwriting commitments	590	–	–	–	–	–	–	–	590
Pension contributions (3)	14	28	41	41	–	–	–	–	124
	$704	$210	$343	$299	$252	$759	$961	$1,198	$4,726
October 31, 2024 (2)	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2025 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.